Additional Information of Statement of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Trade accounts and notes receivable	₩ (1,492,664)	₩ 818,857	₩ 286,121
Other receivables	(441,412)	210,630	(163,234)
Inventories	(6,346,717)	1,443,931	1,136,819
Other current assets	(210,614)	51,750	42,337
Other non-currentassets	(246,066)	(92,068)	(30,010)
Trade accounts and notes payable	1,401,942	594,414	(732,741)
Other payables	170,209	(78,997)	2,762
Other current liabilities	241,998	101,027	(173,762)
Provisions	(154,471)	(81,988)	(75,514)
Payments of severance benefits	(253,207)	(225,293)	(152,275)
Plan assets	(186,548)	(94,121)	(217,953)
Other non-current liabilities	473,240	207,766	(36,595)
Changes in operating cash flows	₩ (7,044,310)	₩ 2,855,908	₩ (114,045)